Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Taxes [Abstract]
Disclosure of detailed information about current tax assets and liabilities [text block]
The balance of current tax assets and tax liabilities as of December 31, 2017 and 2016 is as follows:

	2017	2016
Current tax assets
Income tax (1)	165,437	308,868
Credit tax balance (2)	234,410	598,140
Other taxes	225,527	222,090
Total	625,374	1,129,098

Current tax liabilities
Income tax (1)	1,305,011	1,478,294
National tax and surcharge on gasoline	136,706	324,402
Carbon tax	51,383	-
Other taxes (3)	512,588	328,244
Total	2,005,688	2,130,940

(1)
Corresponds to the resulting value after subtracting advanced tax payments, favorable balances and advance payments settled in the previous year's statement. The main variation compared to the previous period corresponds to the decrease in non-deductible expenses, and the effects of the tax reform on issues such as depreciation and exchange difference.

(2)	Includes mainly the value added tax (VAT) receivable balance.

(3)	Mainly includes VAT payable balances and industry and commerce tax.

Disclosure of detailed information about income tax Expenses [text block]
The following is a detail of the income tax recognized in profit or loss for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Current income tax	5,144,962	4,517,336	3,510,546
Adjustments to prior years’ tax	(68,270)	-	-
Deferred income tax	723,576	25,710	(2,800,193)
Income tax expenses	5,800,268	4,543,046	710,353

Disclosure of detailed information about reconciliation of the expected income tax expense -benefit [text block]
The reconciliation between the income tax expenses and the tax determined based on the official rate applicable to the Group in Colombia is as follows:

	2017	2016	2015
Net income (loss) before income tax	13,769,662	7,790,526	(5,578,626)
Statutory rate	40%	40%	39%
Income tax at statutory rate	5,507,865	3,116,210	(2,175,664)

ETR reconciliation items:
Effect in changes in tax rates and tax base (CREE tax)	910	807,989	2,063,782
Non-deductible wealth tax	85,872	229,375	253,422
Foreign currency translation and exchange difference	(186,787)	(234,316)	310,657
Prior year taxes	274,777	140,630	(21,233)
Non-deductible expenses	129,531	486,300	251,246
Valuation of investments	-	-	48,129
Non-taxable income	(11,900)	(3,142)	(19,986)
Income tax calculated	5,800,268	4,543,046	710,353

Current	5,076,692	4,517,336	3,510,546
Deferred	723,576	25,710	(2,800,193)
	5,800,268	4,543,046	710,353

Disclosure of deferred taxes [text block]
The following is the detail of the deferred tax balance on gains as of December 31, 2017 and 2016:

	2017	2016

Deferred tax assets	4,016,161	4,248,014
Deferred tax liabilities	(1,333,280)	(1,639,703)
Net deferred income tax	2,682,881	2,608,311

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The deferred income tax assets and liabilities are reported net in compliance with the requirements of international financial reporting standards (IAS 12).  As of December 31, 2017 and 2016, the deferred tax detail is as follows:

	2017	2016
Deferred tax assets (liabilities)
Provisions (3)	1,840,988	1,875,965
Employee benefits (2)	1,373,561	656,997
Loss carry forwards	611,766	477,808
Accounts payable	208,618	311,607
Accounts receivable	94,864	133,840
Property plant and equipment and Natural and environmental resources (1)	(1,006,299)	(220,315)
Goodwill	(408,932)	(345,288)
Borrowings and other financial liabilities	-	(113,497)
Others	(31,685)	(168,806)
	2,682,881	2,608,311

Deferred tax assets	4,016,161	4,248,014
Deferred tax liabilities	(1,333,280)	(1,639,703)
	2,682,881	2,608,311

(1)
For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a depreciation and amortization calculation methodology different from those determined as per international accounting standards.

(2)	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long-term employees.

(3)	The most representative item corresponds to the provision for well abandonment.

Disclosure of detailed information about movement of deferred tax assets and deferred tax liabilities [text block]
The following is the detail of the deferred tax assets (liabilities) for the years ended December 31, 2017 and 2016:

	Property plant and equipment and Natural resources	Provisions	Employee benefits	Loss carry forwards	Accounts payable
As of December 31, 2015	205,499	1,824,844	-	238,193	726,256
Recognized in profit or loss	(425,814)	51,121	40,300	239,615	(414,649)
Recognized in OCI	-	0	616,697	-	-
As of December 31, 2016	(220,315)	1,875,965	656,997	477,808	311,607
Recognized in profit or loss	(785,984)	(34,977)	(22,818)	133,958	(102,989)
Recognized in OCI	-	-	739,382	-	-
As of December 31, 2017	(1,006,299)	1,840,988	1,373,561	611,766	208,618

	Goodwill	Borrowings and other financial liabilities	Accounts receivable	Others	Total
As of December 31, 2015	(262,290)	(540,811)	17,927	3,804	2,213,422
Recognized in profit or loss	(82,998)	427,314	115,913	23,488	(25,710)
Recognized in OCI	-	-	-	(196,098)	420,599
As of December 31, 2016	(345,288)	(113,497)	133,840	(168,806)	2,608,311
Recognized in profit or loss	(63,644)	113,497	(38,976)	78,357	(723,576)
Recognized in OCI	-	-	-	58,764	798,146
As of December 31, 2017	(408,932)	-	94,864	(31,685)	2,682,881

Disclosure of detailed information about movement of deferred income tax [text block]
The movements of deferred income tax for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
Opening balance	2,608,311	2,213,422
Deferred tax recognized in profit or loss	(723,576)	(25,710)
Deferred tax recognized in other comprehensive income (a)	798,146	420,599
Closing balance	2,682,881	2,608,311

Disclosure of detailed information about breakdown of other comprehensive income [text block]
The following is the composition of the income tax recorded against other comprehensive income:

December 31, 2017	Pre-tax	Deferred Tax	After tax
Actuarial valuation gains (losses)	2,251,656	(739,382)	1,512,274
Cash flow coverage for crude exports	80,896	(54,056)	26,840
Other	12,119	(4,708)	7,411
	2,344,671	(798,146)	1,546,525

December 31, 2016	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses)	1,770,139	(616,697)	1,153,442
Cash flow hedging for future crude oil exports	(537,353)	220,596	(316,757)
Derivative financial instruments	(56,804)	22,722	(34,082)
Other	-	(47,220)	(47,220)
	1,175,982	(420,599)	755,383